STOCKHOLDERS DEFICIT	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 10 - STOCKHOLDERS DEFICIT

Authorized Shares

As of April 6, 2016, the Company amended its articles of incorporation to increase its authorized shares to 1,000,000,000 common shares and 10,000,000 preferred shares, and as of November 29, 2016, increased its authorized common shares to 3,000,000,000 shares. The increase in authorized shares has been given retroactive effect in the accompanying condensed consolidated financial statements for all periods presented.

Stock Issuances

During the nine months ended January 31, 2017, the Company issued a total of 731,491,509 shares of its common stock: 194,999,999 shares in conversion of notes payable in default of $2,925,000; 41,784,320 shares in a private placement for $118,230 cash and $60,000 in services; 7,000,000 shares as a fee valued at $34,300 and 452,000,000 shares in conversion of $56,100 note principal pursuant to the Settlement Agreement (Note 7) and $156,283 in associated derivative liabilities; 5,000,000 shares for cash of $1,000, 2,082,190 shares in settlement of accrued expenses of $208,219 and 28,625,000 shares in payment of accounts payable for services of $5,725.

On May 2, 2016, the Company issued 194,999,999 shares of its common stock to a related party pursuant to the conversion of notes payable in default (see Note 4), reducing stock subscriptions payable by $2,925,000.

The Company initiated in fiscal year 2016 a private placement to qualified investors for cash and services. A total of $118,230 cash and $60,000 in services was received, including $49,200 cash from related parties, for a total of 41,784,320 common shares of the Company and a total of 43,025,313 warrants. The warrants entitle the investors to purchase common shares at exercise prices of $0.0001 and $0.01 per share through March 1, 2022. Of the common shares issued, 1,096,397 shares were issued in July 2016, 27,740,423 shares were issued in December 2016 and 12,947,500 shares were issued in January 2017.

On October 31, 2016, the Company issued 7,000,000 shares of its common stock as a fee valued at $34,300 to an institution lender pursuant to a Settlement Agreement (see Note 7). During November 2016 through January 31, 2017, the Company issued the lender a total of 452,000,000 shares of the Company’s common stock in conversion of $56,100 note principal.

On January 19, 2017, the Company issued 5,000,000 shares of its common stock to an investor for $1,000 cash.

On January 24, 2017, the Company entered into an agreement with a former employee to issue 2,082,190 shares of the Company’s common stock in settlement of accrued salaries of $208,219, and recognized a gain on extinguishment of liabilities of $207,803.

On January 24, 2017, the Company issued 28,625,000 shares of its common stock to a consultant in payment of services valued at $5,725.

Stock Options

On March 7, 2012, the Company issued a total of 2,000,000 stock options exercisable at $0.35 per share for a period of ten years from the date of grant. The Company did not grant any stock options during the nine months ended January 31, 2017.

A summary of stock option activity during the nine months ended January 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, January 31, 2017	2,000,000	$0.35	5.10

The Company uses the Black-Scholes option pricing model to estimate the grant date fair value of its stock options, which value is amortized to stock-based compensation expense over the vesting period of the options. No stock-based compensation expense was recorded during the three months and nine months ended January 31, 2017 and 2016 related to stock option grants. There was no unrecognized stock option expense at January 31, 2017.

Warrants

The Company has issued warrants to qualified investors in a private placement, for debt discounts or other stock-based compensation. These warrants generally vest upon grant and are valued using the Black-Scholes option pricing model or multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes.

A summary of warrant activity during the nine months ended January 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2016	11,522,170	$0.01	5.84

Granted	65,138,143	$0.01
Canceled / Expired	-	-
Exercised	-	-

Outstanding, January 31, 2017	76,660,313	$0.01	5.04

Common Stock Reserved

At January 31, 2017, 76,660,313 shares of the Company’s common stock were reserved for issuance of outstanding warrants.

Authorized Shares

Pursuant to amendments to its articles of incorporation, the Company increased its authorized shares to 1,000,000,000 common shares and 10,000,000 preferred shares and subsequently increased its authorized common shares to 3,000,000,000 shares. The increase in authorized shares has been given retroactive effect in the accompanying condensed consolidated financial statements for all periods presented.

Adjustment to Outstanding Shares

During the year ended April 30, 2016, the Company cancelled 40,000 outstanding shares of its common stock, resulting in a decrease to common stock and an increase to additional paid-in capital of $39.

Stock Issuances

During the year ended April 30, 2016, the Company issued 123,283,700 shares of its common stock to a related party pursuant to the conversion of 1,000,000 Preferred Shares with a book value of $1,000,000 and accrued dividends of $410,685 into 123,283,700 common shares of the Company at $0.01 per share. The common shares issued were valued at $1,849,256, or $0.015 per share, the market price on the date of the conversion, resulting in a loss on extinguishment of debt of $438,571. The Company did not issue any shares of its common stock during the year ended April 30, 2015.

Common Stock Payable

On May 18, 2015, a related party converted convertible notes payable with a book value of $1,950,000 into 194,999,999 common shares of the Company at $0.01 per share. The common shares issued were valued at $0.015 per share, the market price on the date of the conversion, resulting in a loss on extinguishment of debt of $975,000. The common shares were issued subsequent to April 30, 2016, and common stock payable included $2,925,000 at April 30, 2016 related to this transaction.

During the year ended April 30, 2016, the Company completed subscription agreements for common stock and warrants with qualified investors in a private placement for cash of $75,000 and services valued at $13,815. The shares of common stock were issued subsequent to April 30, 2016, and common stock payable included $88,815 at April 30, 2016 related to this transaction. The attached warrants were identified as derivatives, resulting in derivative liabilities of $395,619 at April 30, 2016 (see Note 9).

Stock Options

On March 7, 2012, the Company issued a total of 2,000,000 stock options exercisable at $0.35 per share for a period of ten years from the date of grant. The Company did not grant any stock options during the year ended April 30, 2016 and 2015.

A summary of stock option activity during the years ended April 30, 2016 and 2015 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2014	2,000,000	$0.35	7.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2015	2,000,000	$0.35	6.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

The Company uses the Black-Scholes option pricing model to estimate the grant date fair value of its stock options, which value is amortized to stock-based compensation expense over the vesting period of the options. No stock-based compensation expense was recorded during the years ended April 30, 2016 and 2015 related to stock option grants. There was no unrecognized stock option expense at April 30, 2016.

Warrants

The Company has issued warrants to non-employees for debt discounts or other stock-based compensation. These warrants generally vest upon grant and are valued using the Black-Scholes option pricing model or multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes.

During the year ended April 30, 2015, the Company issued warrants to purchase 10,000 shares of common stock to a related party lender.

In a series of subscription agreements, during the year ended April 30, 2016, we issued 3,289,192 warrants that contain certain anti-dilution provisions that we have identified as derivatives. We estimate the fair value of the derivatives using multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes.

A summary of warrant activity during the years ended April 30, 2016 and 2015 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2014	32,865,345	$0.33	1.42

Granted	10,000	$0.05
Canceled / Expired	-	-
Exercised	-	-

Outstanding and exercisable, April 30, 2015	32,875,345	$0.33	0.42

Granted	3,289,192	$0.01
Canceled / Expired	(32,865,345)	$0.33
Exercised	-	-

Outstanding and exercisable, April 30, 2016	3,299,192	$0.01	5.82

Common Stock Reserved

At April 30, 2016, 3,299,192 shares of the Company’s common stock were reserved for issuance of outstanding warrants.